Taxes (Details) - Schedule of provision for income tax - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule of provision for income tax [Abstract]
Current income tax provision	$ 2,251,672	$ 3,565,146	$ 3,248,636
Deferred income tax provision	353,097
Total	$ 1,898,575	$ 3,565,146	$ 3,248,636